Income taxes - Summary of the deductible temporary differences, operating loss carryforwards and tax credit carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	¥ 126,406	¥ 154,581
Unused tax losses for which no deferred tax asset recognised	1,384,658	1,437,551
Unused tax credits for which no deferred tax asset recognised	¥ 18,853	¥ 19,066